Merger	9 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

3.  Merger

On November 8, 2011, the Company entered into a series of transactions pursuant to which it acquired LY Retail Texas, spun-out the Company’s prior operations from the Company’s former principal stockholders, directors and officers, and completed a private offering of its securities.   The following summarizes the foregoing transactions:

Acquisition of.   The Company acquired all of the membership interests of LY Retail Texas in exchange for the issuance of 30,350,000 shares of the Company’s common stock pursuant to a Securities Exchange Agreement between the Company, its former principal stockholders, LY Retail Texas and the former members of LY Retail Texas.  As a result of this transaction, LY Retail Texas became our wholly owned subsidiary and the former members of LY Retail Texas became our controlling stockholders.  The transaction was accounted for as reverse merger and a recapitalization effected by a securities exchange, wherein LY Retail Texas is considered the acquirer for accounting and financial reporting purposes.

Reorganization and Spin-Out of Top Gear Business.  Immediately prior to the acquisition of LY Retail Texas, the Company contributed substantially all of our assets to SpinCo, and, in exchange, SpinCo assumed all of the Company’s liabilities.  In addition, the Company transferred all of its ownership interest in SpinCo to Shalom and Bergman in exchange for the cancellation of a total of 119,000,000 shares of the Company’s common stock previously held by Shalom and Bergman.

Financing Transactions.  Immediately following the acquisition of LY Retail Texas, the Company completed a private offering of units consisting of an aggregate of (i) 3,150,012 shares of the Company’s common stock, (ii) Series A warrants to purchase 1,575,000 shares of common stock which have a five-year term and a per share exercise price of $ 0.30, and (iii) Series B warrants to purchase 1,575,000 shares of common stock which have a five-year term and a per share exercise price of $ 0.60.   The aggregate purchase price of the units was approximately $630,000.

On December 15, 2011, the Company completed a second private offering of (i) the aggregate number of shares of common stock, $0.0001 par value per share, of the Company at a per share purchase price of $0.20 in an aggregate of 2,250,000 shares of Common Stock (ii) a five year warrant to initially acquire up to 1,125,000 of additional shares of Common Stock at an exercise price of $0.30 per share Series A Warrants (iii) a five year warrant to initially acquire up to 1,125,000 of additional shares of Common Stock at an exercise price of $0.60 per share the “Series B Warrants”. The aggregate purchase price of the units was approximately $450,000.

Exchange of Bridge Notes.   Certain of the Subscribers (each, a “Bridge Investor” and collectively the “Bridge Investors”) delivered promissory notes issued by LY Retail Texas prior to the securities exchange mentioned above (each, a “Bridge Note” and collectively the “Bridge Notes”) as payment of such Bridge Investor’s purchase price for the units.  To the extent the principal amount of a Bridge Investor’s Bridge Note was greater than such Bridge Investor’s purchase price for the units, the Company, on behalf of LY Retail Texas, paid the remaining principal amount of such Bridge Note from the proceeds of the Offering.  Accordingly, Bridge Notes in the aggregate principal amount of $217,500 were exchanged for units in the Offering and the Company paid $62,500 of the remaining principal amount of the Bridge Notes to the Bridge Investors out of the proceeds from the Offering.  As a result, the Bridge Notes are deemed to be cancelled and are of no further force and effect.

Forward Split.   On February 14, 2012 the Company effectuated a 17:1 forward stock split of its common stock.  The forward split was retroactively applied resulting in a price per share of $0.20; (ii) an exercise price of the Series A Warrants of $0.30 per share; and (iii) the exercise price of the Series B Warrants of $0.60 per share.

Registration Rights Agreement

On the Closing Date and in connection with Offering, we entered into a registration rights agreement (the “Registration Rights Agreement”) with the Subscribers granting the Subscribers piggy-back registration rights with respect to the Shares and the shares of common stock underlying the Warrants (the “Warrant Shares”).

Lock-Up Agreements

On the Closing Date and in connection with Offering, we entered into lock-up agreements (collectively, the “Lock-Up Agreements”) with each of Braden Richter, our newly appointed President and Chief Executive Officer and member of our Board of Directors, Kevin Walker, our newly appointed Chief Financial Officer, Chief Operating Officer and Secretary, Jerry Wilkerson, our newly appointed Chief Technology and Information Officer, Joshua Thompson, our newly appointed Chief Marketing Officer, and Khaled Alattar, one of our new principal stockholders, pursuant to which each of them agreed not to transfer any of our capital stock held directly or indirectly by them for an eighteen month period following the closing of the Offering.  In addition, we entered into a lock-up agreement  (the “Lock-Up/Leak-Out Agreement”) with Amir Mireskandari, our newly appointed Chairman of our Board of Directors and one of our new principal stockholders, pursuant to which he agreed not to transfer any of our capital stock held directly or indirectly by him for a nine month period following the closing of the Offering and for the nine months thereafter to limit any transfers to 50,000 shares of common stock in any 30 day period and 10,000 shares of common stock on any single day.

Warrants

Warrants associated with the Round 1 financing -The Series A Warrants have a five-year term and are exercisable for an aggregate of 1,575,000 shares of our common stock at an initial per share exercise price of $0.30, subject to adjustment as set forth below.  The Series B Warrants have a five-year term and are exercisable for an aggregate of 1,575,000 shares of our common stock at an initial per share exercise price of $0.60, subject to adjustment set forth below.

Warrants associated with the Round 2 financing -The Series A Warrants have a five-year term and are exercisable for an aggregate of 1,125,000 shares of our common stock at an initial per share exercise price of $0.30, subject to adjustment as set forth below.  The Series B Warrants have a five-year term and are exercisable for an aggregate of 1,125,000 shares of our common stock at an initial per share exercise price of $0.60, subject to adjustment set forth below.

The exercise prices of the Series A Warrants and Series B Warrants are subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate changes.  In addition, subject to certain exceptions, if at any time after the respective Closing Dates, the Company issues or sells any shares of its common stock at a price per share less than the exercise price of the applicable Warrant, then immediately after such new issuance, the exercise price of the applicable Warrant then in effect shall be reduced to an amount equal to the price per share of such new issuance.  If the Warrants are not registered with the Securities Act, the Warrants can be exercised on a cashless basis.

Anti-dilution features of the warrants require derivative accounting. ( See Note 11)